Note 32 Interest expense breakdown by origin (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interest expense by origin [Line Items]
Interest expense on financial liabilities held for trading	€ 2,890	€ 1,532
Interest expense on financial liabilities designated at fair value through profit or loss	90	51
Interest Expense For Financial Liabilities Measured At Amortised Cost	13,404	8,215
Interest Expense For Adjustment Interest On Accounting Coverage	674	296
Interest Expense For Insurance Activity	488	294
Interest Expense On Chargeable Cost To Pension Funds	85	59
Other Interest Expense	57	40
Interest expense	€ 17,687	€ 10,487